Receivables from Customers, Traders and Concession Holders	12 Months Ended
Dec. 31, 2024
Receivables from Customers, Traders and Concession Holders
Receivables from Customers, Traders and Concession Holders

8.                 RECEIVABLES FROM CUSTOMERS, TRADERS AND CONCESSION HOLDERS

	Balances not yet due	Up to 90 days past due	More than 91 up to 360 days past due	More than 361 days past due	Dec. 31, 2024	Dec. 31, 2023
Billed energy supply	1,921	452	475	886	3,734	3,527
Billed gas supply	173	24	198	-	395	324
Unbilled energy supply	1,288	-	-	-	1,288	1,351
Unbilled gas supply	25	-	-	-	25	22
Other concession holders – wholesale supply	44	56	-	-	100	73
Other concession holders – wholesale supply, unbilled	400	-	-	-	400	369
CCEE (Power Trading Chamber)	59	57	-	2	118	114
Concession Holders – power transport	100	48	7	48	213	173
Concession Holders – power transport, unbilled	428	-	-	-	428	391
(–) Expected credit losses	(152)	(45)	(121)	(533)	(851)	(867)
	4,286	592	569	403	5,851	5,477

Current assets					5,619	5,434
Non-current assets					232	43

The Company and its subsidiaries’ exposure to credit risk related to customers and traders is provided in Note 30.

The expected credit losses are considered to be sufficient to cover any potential losses in the realization of accounts receivable, and the breakdown by type of customers is as follows:

	Dec. 31, 2024	Dec. 31, 2023
Residential	331	322
Industrial	171	173
Commercial, services and others	216	237
Rural	37	40
Public authorities	20	27
Public lighting	2	2
Public services	21	27
Charges for use of the network (TUSD)	53	39
	851	867

Changes in the expected credit losses are as follows:

Balance at December 31, 2021	833
Additions, net (note 27)	239
Changes to estimate assumptions (note 27)	(130)
Disposals	(122)
Balance at December 31, 2022	820
Additions, net (note 27)	174
Disposals	(127)
Balance at December 31, 2023	867
Additions, net (note 27)	268
Changes to estimate assumptions (note 27)	(93)
Disposals	(191)
Balance at December 31, 2024	851

Accounting policy

Accounts receivable from consumers, traders and power transport concession holders are initially recognized at the sales value of the energy supplied or the value of the gas supplied and are measured at amortized cost. These receivables are stated with the amount of sales tax included, net of the taxes withheld by the payers, which are recognized as recoverable taxes.

The financial asset is recognized at the transaction price and the assets are subsequently measured at amortized cost, using the effective interest method, adjusted by impairment losses, when applicable. As required by IFRS 9, the financial asset carrying amount is analyzed and, when applicable, a loss allowance for expected credit losses is recognized.

In the transmission activity, the Permitted Annual Revenue (Receita Anual Permitida, or ‘RAP’) remunerates the investment in transmission lines, services of enhancement and improvement, and operation and maintenance. Revenues from the concession contracts are recognized as and when the corresponding performance obligations are satisfied, with a counterpart in Contractual assets.

The contractual asset is reclassified as a financial asset (Concession holders – power transport) only after satisfaction of the performance obligation to operate and maintain infrastructure, since after that point nothing more than the passage of time is necessary for the consideration to be received.

Estimations and judgments

Expected Credit Losses (ECL)

The adjustment for expected credit losses is recorded based on policies approved by Management. The main criteria defined by the Company and its subsidiaries are: (i) for consumers with significant amounts outstanding, the balance receivable is analyzed taking into account the history of the debt, ongoing negotiations and real guarantees; and (ii) for large consumers, an individual analysis is made of debtors and ongoing initiatives to receive the credits

For captive consumers, Cemig D adopts in its analysis a simplified approach, considering that the balances of its Accounts Receivable do not have significant financing components and estimates the expected loss considering the average history of non-collection over the total amount billed in each month, based on 36 months of billing, 36 months for consumer with regular consumption; and 18 months for consumer with irregular consumption, segregated by consumer class and projected for the next 12 months considering the age of maturity of the invoices, including those not yet due and unbilled.

The expected losses for overdue accounts of customers that renegotiated their debt is measured based on the maturity date of the original invoice, despite the new terms negotiated. Expected losses are fully recognized for accounts overdue for more than 36 months.

A different rule is adopted for amounts of billing receivable from consumers with an irregular of debits, since by nature they are more difficult to collect. The analysis is individualized: a level of solvency for the consumer is calculated internally, and weighted in the measurement of the risk of loss.

Expected losses for invoices unbilled, not yet due or less than 12 months past due are measured according to the potential default events, or losses of credit expected for the whole life of a financial instrument, if the credit risk has significantly increased since its initial recognition.

For debits owed by consumer with irregular billing, because of the differentiated nature of their collection, analysis is individualized and the level of solvency, calculated internally for the consumer, is weighted in the management of the risk of losses.

When estimating ECL and recognizing write-off of default, in the case of large consumers, the study is of a nature requiring judgment (individualized analysis), and takes into account: the history of the debt, any existing guarantees, initiatives that are in progress for receipt of the receivables, and in some cases, assessment by credit reference bureaus.

For Cemig GT and Cemig, the balance receivable is analyzed in its totality, taking into account the history of the debt, the negotiations in progress and any asset guarantees; and individual analysis is made of the debtors and of the initiatives in progress for receipt of the amounts owed. Note that no expected credit loss is made in relation to contracts with traders, since the energy traded is delivered only after payment in advance, or provision of guarantees.

Gasmig also uses individualized analysis to estimate levels of expected credit losses for large consumers, considering debt history, existing guarantees and ongoing initiatives to receive credits.